PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Debt and Dividends (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended																			12 Months Ended			12 Months Ended															12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Revolving Credit Loans [Member]	Dec. 31, 2009 Revolving Credit Loans [Member]	Dec. 31, 2010 Term Loan 6.90% [Member]	Dec. 31, 2009 Term Loan 6.90% [Member]	Dec. 31, 2010 Term Loan 5.53% [Member]	Dec. 31, 2009 Term Loan 5.53% [Member]	Dec. 31, 2010 Term Loan 5.55% [Member]	Dec. 31, 2009 Term Loan 5.55% [Member]	Dec. 31, 2010 Term Loan 5.56% [Member]	Dec. 31, 2009 Term Loan 5.56% [Member]	Dec. 31, 2010 Term Loan 4.10% [Member]	Dec. 31, 2009 Term Loan 4.10% [Member]	Dec. 31, 2010 Term Loan 6.20% [Member]	Dec. 31, 2009 Term Loan 6.20% [Member]	Dec. 31, 2010 Term Loan 7.42% [Member]	Dec. 31, 2009 Term Loan 7.42% [Member]	Dec. 31, 2010 Term Loan 5.50% [Member]	Oct. 31, 2010 Term Loan 5.50% [Member]	Dec. 31, 2009 Term Loan 5.50% [Member]	Dec. 31, 2010 Prudential facility [Member]	Dec. 31, 2010 A&B (Parent Company) [Member]	Dec. 31, 2009 A&B (Parent Company) [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Revolving Credit Loans [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Revolving Credit Loans [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 6.90% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 6.90% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.53% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.53% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.55% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.55% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.56% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.56% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 4.10% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 4.10% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 6.20% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 6.20% [Member]	Jun. 30, 2005 A&B (Parent Company) [Member] Term Loan 6.20% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 7.42% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 7.42% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.50% [Member]	Oct. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.50% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.50% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Prudential facility [Member]	Dec. 31, 2010 Matson (Subsidiary) [Member]	Dec. 31, 2009 Matson (Subsidiary) [Member]	Dec. 31, 2008 Matson (Subsidiary) [Member]	Dec. 28, 2012 Matson (Subsidiary) [Member] Revolving Credit Loans [Member]	Dec. 31, 2010 Matson (Subsidiary) [Member] Revolving Credit Loans [Member]
Long-term debt [Abstract]
Total debt	$ 522	$ 471	$ 108	$ 34	$ 100	$ 100	$ 50	$ 50	$ 50	$ 50	$ 25	$ 25	$ 12	$ 25	$ 11	$ 11	$ 0	$ 3	$ 6		$ 0		$ 338	$ 279	$ 93	$ 24	$ 100	$ 100	$ 50	$ 50	$ 50	$ 50	$ 25	$ 25	$ 12	$ 25	$ 2	$ 2		$ 3	$ 0	$ 6		$ 0
Less current portion																							(108)	(40)	(92)
Long-term debt	386	406																					230	239
Effective interest rate (in hundredths)			0.64%	0.68%																					0.57%	0.76%
Stated interest rate (in hundredths)					6.90%	6.90%	5.53%	5.53%	5.55%	5.55%	5.56%	5.56%	4.10%	4.10%	6.20%	6.20%		7.42%	5.50%								6.90%	6.90%	5.53%	5.53%	5.55%	5.55%	5.56%	5.56%	4.10%	4.10%	6.20%	6.20%		7.42%		5.50%
Maturity date																											2020	2020	2016	2016	2017	2017	2016	2016	2012	2012	2013	2013		2010		November 2014
Long-term Debt Maturities [Abstract]
Due in 2011	136																						108
Due in 2012	40																						28
Due in 2013	45																						26
Due in 2014	54																						39
Due in 2015	45																						33
Due after 2015	202																						104
Revolving credit facilities [Abstract]
Number of commercial banks			6																						6
Term of facility (in years)																						3Y																							3Y
Maximum borrowing capacity			325																			400			225																				400					100
Expiration date of facility																						April 19, 2012			December 2011																				April 19, 2012					December 28, 2012
Interest rate description			London Interbank Offered Rate 'LIBOR' plus a spread ranging from 0.225 percent to 0.475 percent																			borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing			London Interbank Offered Rate (LIBOR) plus a spread ranging from 0.225 percent to 0.475 percent																				borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing				1.25 percent to 2.00 percent plus LIBOR based on Matson's current credit rating
Covenant terms			maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of debt to earnings before interest, depreciation, amortization and taxes																			restrictive covenants that are substantially the same as the covenants contained in the revolving senior credit facilities			maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of total debt to earnings before interest, depreciation, amortization, and taxes
Outstanding letters of credit			19																						11
Total remaining capacity available for borrowing	358		198																			97			122																				97
Secured term debt [Abstract]
Debt assumed																				6.0																			11.0				6.0
Ownership percentage of Phoenix office building (in hundredths)																																					25.00%
Number of subsidiaries that own the property jointly and severally																																					3
Dividends from Subsidiaries [Abstract]
Cash dividends received																																														$ 45	$ 60	$ 60